Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Related party transactions

36	Related party transactions
Related parties of the Group and HSBC Holdings include subsidiaries, associates, joint ventures, post-employment benefit plans for HSBC employees, Key Management Personnel (‘KMP’) as defined by IAS 24, close family members of KMP and entities that are controlled or jointly controlled by KMP or their close family members. KMP are defined as those persons having authority and responsibility for planning, directing and controlling the activities of HSBC Holdings. These individuals also constitute ‘senior management’ for the purposes of the Hong Kong Listing Rules. Following a review of the application of IAS 24, it was determined that the roles of Chief Legal Officer, Group Head of Internal Audit, Group Chief Human Resources Officer, Group Chief Compliance Officer, Chief Communications Officer and Group Chief of Staff did not meet the criteria for KMP as provided for in the standard.
Particulars of transactions with related parties are tabulated below. The disclosure of the year-end balance and the highest amounts outstanding during the year is considered to be the most meaningful information to represent the amount of the transactions and outstanding balances during the year.
Key Management Personnel
Details of Directors’ remuneration and interest in shares are disclosed in the Directors’ remuneration report on pages 217 to 252. IAS 24 ‘Related party disclosures’ requires the following additional information for key management compensation.

Compensation of Key Management Personnel
	2018	2017	2016
	$m	$m	$m
Short-term employee benefits	52	43	41
Other long-term employee benefits	6	5	5
Share-based payments	34	35	37
Year ended 31 Dec	92	83	83

Shareholdings, options and other securities of Key Management Personnel
	2018	2017
	(000s)	(000s)
Number of options held over HSBC Holdings ordinary shares under employee share plans	24	15
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	17,940	22,609
At 31 Dec	17.964	22,624

Transactions and balances during the year with Key Management Personnel
		2018		2017
		Balance at 31 Dec	Highest amounts outstanding during year	Balance at 31 Dec	Highest amounts outstanding during year
	Footnotes	$m	$m	$m	$m
Key Management Personnel	1
Advances and credits	2	169	288	329	334
Guarantees		0.6	0.6	6	52
Deposits		352	924	300	893

1	Includes Key Management Personnel, close family members of Key Management Personnel and entities that are controlled or jointly controlled by Key Management Personnel or their close family members.

2	Advances and credits entered into by subsidiaries of HSBC Holdings during 2018 with Directors, disclosed pursuant to Section 413 of the Companies Act 2006, totalled $1m (2017: $2m).
Some of the transactions were connected transactions as defined by the Rules Governing The Listing of Securities on The Stock Exchange of Hong Kong Limited, but were exempt from any disclosure requirements under the provisions of those rules. The above transactions were made in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with persons of a similar standing or, where applicable, with other employees. The transactions did not involve more than the normal risk of repayment or present other unfavourable features.
Associates and joint ventures
The Group provides certain banking and financial services to associates and joint ventures including loans, overdrafts, interest and non-interest bearing deposits and current accounts. Details of the interests in associates and joint ventures are given in Note 18.

Transactions and balances during the year with associates and joint ventures
	2018		2017
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Unsubordinated amounts due from joint ventures	130	115	138	119
Unsubordinated amounts due from associates	3,887	3,000	3,104	2,537
Subordinated amounts due from associates	—	—	411	411
Amounts due to associates	2,020	273	2,617	1,232
Amounts due to joint ventures	22	22	—	—
Guarantees and commitments	790	523	654	665
The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Post-employment benefit plans
At 31 December 2018, $4.4bn (2017: $5.3bn) of HSBC post-employment benefit plan assets were under management by
HSBC companies, earning management fees of $8m in 2018 (2017: $8m). At 31 December 2018, HSBC’s post-employment benefit plans had placed deposits of $297m (2017: $875m) with its banking subsidiaries, earning interest payable to the schemes of nil (2017: nil). The above outstanding balances arose from the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
The HSBC Bank (UK) Pension Scheme enters into swap transactions with HSBC to manage inflation and interest rate sensitivity of its liabilities and selected assets. At 31 December 2018, the gross notional value of the swaps was $10.5bn (2017: $11.3bn); these swaps had a positive fair value to the scheme of $1.0bn (2017: $1.0bn); and HSBC had delivered collateral of $1.0bn (2017: $1.0bn) to the scheme in respect of these arrangements. All swaps were executed at prevailing market rates and within standard market bid/offer spreads.
HSBC Holdings
Details of HSBC Holdings’ subsidiaries are shown in Note 39.

Transactions and balances during the year with subsidiaries
	2018		2017
	Highest balance during the year	Balance at 31 Dec	Highest balance during the year	Balance at 31 Dec
	$m	$m	$m	$m
Assets
Cash and balances with HSBC undertakings	16,473	3,509	1,985	1,985
Loans and advances to HSBC undertakings designated at fair value	23,513	23,513	11,944	11,944
Derivatives	1,235	707	2,796	2,388
Loans and advances to HSBC undertakings	77,311	56,144	89,810	76,627
Financial investments in HSBC undertakings	—	—	4,264	4,264
Investments in subsidiaries	160,231	160,231	95,850	92,930
Total related party assets at 31 Dec	278,763	244,104	206,649	190,138
Liabilities
Amounts owed to HSBC undertakings	2,040	949	2,906	2,571
Derivatives	3,639	2,159	4,904	3,082
Subordinated liabilities	892	892	892	892
Total related party liabilities at 31 Dec	6,571	4,000	8,702	6,545
Guarantees and commitments	11,629	8,627	9,692	7,778

The above outstanding balances arose in the ordinary course of business and on substantially the same terms, including interest rates and security, as for comparable transactions with third-party counterparties.
Some employees of HSBC Holdings are members of the HSBC Bank (UK) Pension Scheme, which is sponsored by a separate Group company. HSBC Holdings incurs a charge for these employees equal to the contributions paid into the scheme on their behalf. Disclosure in relation to the scheme is made in Note 6.